SHARE-BASED PAYMENTS - Cash-settled Plans (Details) - Cash-settled Long Term Incentive Plan - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share units outstanding at beginning of year (in shares)	1,480,562	3,815,761	4,469,618
Share units granted during the year (in shares)	0	0	0
Share units lapsed during the year (in shares)	(82,063)	(1,305,761)	(611,265)
Share units exercised during the year (in shares)	(1,398,499)	(1,029,438)	(42,592)
Share units outstanding at end of year (in shares)	0	1,480,562	3,815,761